SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Short-term deposits average rate (as a percent)	0.49%
Summary of Significant Accounting Policies [Line Items]
Impairment of intangible assets	$ 19,941
Impairment related to property and equipment	632
Impairment of intangible assets related to discontinued operations		2,177
Number of operating segments	2
Number of reportable units	1
Severance expenses from continuing operations	3,330	1,296	678
Severance expenses from discontinued operations		1,080	1,008
Percentage of matching contribution for three percent of employee deferral	100.00%
Percentage of employee deferral	3.00%
Percentage of matching contribution for two percent of employee deferral	50.00%
Percentage of employee deferral for fifty percent of participant's contributions	2.00%
Total employer 401(k) contributions	116	61	25
Allowance for doubtful accounts	1,035	0
Derivative assets	1,349
Derivative liabilities	1,779
Net gains from hedging transactions recognized	125	0	0
Notional value of derivative instruments	$ 43,520
Consolidated revenues [Member] | Operating segment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk (as a percent)	99.00%
Consolidated assets [Member] | Operating segment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk (as a percent)	92.00%
Consolidated Net income [Member] | Operating segment [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk (as a percent)	100.00%